Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Federal Statutory Tax Rate

The provision for income taxes differs from the amount that would have resulted in applying the combined federal statutory tax rate as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Net loss for the period	$(21,650,663)	$(26,344,492)	$(26,387,336)
Statutory income tax rate	25.0%	25.0%	25.0%
Expected in tax recovery at statutory income tax rates	$(5,414,000)	$(6,586,000)	$(6,597,000)
Permanent differences	777,000	904,000	2,342,000
Difference in tax rates, foreign exchange, and other	4,866,000	5,695,000	3,723,000
Change in deferred tax assets not recognized	(229,000)	(13,000)	532,000
Income tax recovery	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31, 2024	December 31, 2023
Deferred tax assets
Net operating loss carryforwards	$2,475,532	$2,704,532
Deferred tax assets not recognized	(2,475,532)	(2,704,532)
Net deferred tax asset	$-	$-